Document and Entity Information	May 13, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 13, 2024
Entity Registrant Name	DAWSON GEOPHYSICAL COMPANY
Entity Incorporation, State or Country Code	TX
Entity File Number	001-32472
Entity Tax Identification Number	74-2095844
Entity Address, Address Line One	508 West Wall
Entity Address, Adress Line Two	Suite 800
Entity Address, City or Town	Midland
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	684-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DWSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000799165
Amendment Flag	false